Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2012	2013
VAT receivables	€174	€833
Tax receivables	645	69
Other prepaid expenses and current assets	609	866
Total prepaid expenses and current assets	€1,428	€1,768